LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Operating Lease Expense
	Year ended December 31,
	2025	2024	2023

Operating lease expenses *)	$3,177	$2,984	$2,714
Short-term lease expenses	892	515	560
Total lease expenses	$4,069	$3,499	$3,274

*) Operating lease expenses were mainly paid in cash during the years ended December 31, 2025, 2024 and 2023.

Schedule of Future Lease Payments Under Operating Leases
2026	3,356
2027	2,069
2028	929
2029	643
2030 and thereafter	112
Total undiscounted future lease payments	7,109
Less: imputed interest	(1,050)
Total lease liability balance	$6,059